UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21210
                                                     ---------

                              ALPINE INCOME TRUST
                              -------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                                   3RD FLOOR
                              MILWAUKEE, WI  53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                SAMUEL A. LIEBER
                       ALPINE MANAGEMENT & RESEARCH, LLC
                       2500 WESTCHESTER AVENUE, SUITE 215
                               PURCHASE, NY 10577
                               ------------------
                    (Name and address of agent for service)

                                 1-888-785-5578
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2004
                         ----------------

Date of reporting period: JULY 31, 2004
                          -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

ALPINE MUTUAL FUNDS - SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

ALPINE MUNICIPAL MONEY MARKET FUND

                                                                      MARKET
SHARES/PAR VALUE                                                      VALUE
----------------                                                      ------

               MUNICIPAL BONDS - 103.1%

               ALABAMA - 2.9%
               Alabaster Alabama Sewer Revenue Warrants
                 (CS: MBIA)
   $435,000        2.000%, 4/01/2005                               $   437,004
               Decatur Alabama Industrial Development Board
                 Revenue, BP Amoco Chemical Company Project
  1,000,000        1.147%, 7/31/2004 (a)<F1> (b)<F2>                 1,000,000
               Dothan Houston County Alabama Airport Authority
                 Airport Revenue, Pemco Aviation Group Project
                 (LOC: Southtrust Bank N.A.)
  1,250,000        1.326%, 8/06/2004 (a)<F1> (b)<F2>                 1,250,000
                                                                   -----------
                                                                     2,687,004
                                                                   -----------

               ARIZONA - 3.8%
               Fort McDowell Arizona Yavapai Nation
                 Gaming Revenue - Class A
  3,500,000        1.277%, 8/06/2004 (a)<F1> (b)<F2>                 3,500,000
                                                                   -----------

               CALIFORNIA - 1.1%
               Stockton California Certificates of Participation,
                 United Christian Schools (LOC: Pacific Capital Bank)
  1,000,000        1.496%, 8/06/2004 (a)<F1> (b)<F2>                 1,000,000
                                                                   -----------

               COLORADO - 16.4%
               Bachelor Gulch Metropolitan District General
                 Obligation (LOC: Compass Bank)
  2,865,000        1.200%, 12/01/2004 (a)<F1> (b)<F2>                2,865,000
               Broomfield Colorado Village Metropolitan District 2,
                 Colorado Special Obligation Revenue
                 (LOC: Compass Bank)
  2,000,000        1.426%, 8/06/2004 (a)<F1> (b)<F2>                 2,000,000
               Cherry Creek Colorado South Metropolitan
                 District 1 - Series B (LOC: Compass Bank)
  2,000,000        1.400%, 8/06/2004 (a)<F1> (b)<F2>                 2,000,000
               Denver Colorado City & County Airport Revenue
                 Series A
  3,130,000        0.000%, 11/15/2004 (c)<F3>                        3,116,165
               Triview Colorado Metropolitan District REF & IMPT -
                 Series A (LOC: Compass Bank)
  1,000,000        1.375%, 7/30/2005 (a)<F1> (b)<F2>                 1,000,000
               Vail Colorado Multifamily Housing Revenue, Middle
                 Creek Village Apartments Project (LOC: California
                 Bank & Trust)
  3,000,000        1.326%, 8/06/2004 (a)<F1> (b)<F2>                 3,000,000
               Wildgrass Metropolitan District Colorado
                 (LOC: Compass Bank)
  1,000,000        1.600%, 12/01/2004 (b)<F2>                        1,000,000
                                                                   -----------
                                                                    14,981,165
                                                                   -----------

               FLORIDA - 1.2%
               Hillsborough County Florida Industrial Development
                 Authority Industrial Development Revenue, Ringhaver
                 Equipment Co. Project (LOC: Suntrust Bank)
    500,000        1.346%, 8/06/2004 (a)<F1> (b)<F2>                   500,000
               Northern Palm Beach County Improvement
                 District Florida, Water Control & Improvement
                 (CS: Radian)
    565,000        1.500%, 11/01/2004                                  565,000
                                                                   -----------
                                                                     1,065,000
                                                                   -----------

               GEORGIA - 8.1%
               De Kalb County Development Authority Industrial
                 Development Revenue, Noland Company Project
                 (LOC: Wachovia Bank N.A.)
  1,500,000        1.326%, 8/06/2004 (a)<F1> (b)<F2>                 1,500,000
               Douglas County Development Authority Industrial
                 Development Revenue, Denyse Signs Inc. Project
                 (LOC: Bank of North Georgia)
  1,700,000        1.326%, 8/06/2004 (a)<F1> (b)<F2>                 1,700,000
               Fulton County Development Authority Pollution Control
                 Revenue, General Motors Corporation Project
    200,000        1.476%, 8/06/2004 (a)<F1> (b)<F2>                   200,000
               Macon-Bibb County Georgia Industrial Authority
                 Industrial Revenue, IBC Partnership No. 1 Project
                 (LOC: Regions Bank)
     55,000        2.044%, 8/06/2004 (a)<F1> (b)<F2>                    55,000
               Rockdale County Georgia Development Authority
                 Revenue, Great Southern Wood Project
                 (LOC: Southtrust Bank, N.A.)
  1,620,000        1.286%, 8/06/2004 (a)<F1> (b)<F2>                 1,620,000
               Walton County Georgia Industrial Building Authority
                 Industrial Development Revenue, Leggett & Platt
                 Inc. Project (LOC: Wachovia Bank N.A.)
  2,300,000        1.326%, 8/06/2004 (a)<F1> (b)<F2>                 2,300,000
                                                                   -----------
                                                                     7,375,000
                                                                   -----------

               HAWAII - 1.0%
               Hawaii State Housing Finance & Development
                 Corp., Hawaii Rental Housing Systems - Series A
                 (LOC: Industrial Bank of Japan)
    300,000        1.865%, 8/06/2004 (a)<F1> (b)<F2>                   300,000
               Hawaii State Housing Finance & Development
                 Corp., Hawaii Rental Housing Systems - Series B
                 (LOC: Industrial Bank of Japan)
    600,000        1.865%, 8/06/2004 (a)<F1> (b)<F2>                   600,000
                                                                   -----------
                                                                       900,000
                                                                   -----------

               ILLINOIS - 8.0%
               Chicago Illinois Industrial Development Revenue,
                 Bullen Midwest Inc. Project (LOC: LaSalle Bank N.A.)
  1,330,000        1.237%, 8/06/2004 (a)<F1> (b)<F2>                 1,330,000
               Chicago Illinois Solid Waste Disposal Facility Revenue,
                 Groot Industries Inc. Project (LOC: Bank One N.A.)
  2,200,000        1.296%, 8/06/2004 (a)<F1> (b)<F2>                 2,200,000
               Coles Clark Etc Counties Community College District
                 No. 517, Lake Land Community College
    700,000        3.500%, 12/01/2004                                  704,702
               Harvard Illinois Healthcare Facility Revenue, Harvard
                 Memorial Hospital Inc. Project (LOC: M&I Bank)
  1,355,000        1.326%, 8/06/2004 (a)<F1> (b)<F2>                 1,355,000
               Illinois Development Finance Authority Industrial
                 Development Revenue, Florence Corp. Project
                 (LOC: Bank One N.A.)
    300,000        1.296%, 8/06/2004 (a)<F1> (b)<F2>                   300,000
               Illinois Development Finance Authority Limited
                 Obligation Revenue, SWD Inc. Project (LOC:
                 LaSalle National Bank)
    600,000        1.296%, 8/06/2004 (a)<F1> (b)<F2>                   600,000
               Illinois Development Finance Authority Multifamily
                 Revenue, Butterfield Creek Project (LOC: LaSalle
                 Bank N.A.)
    800,000        1.336%, 8/06/2004 (a)<F1> (b)<F2>                   800,000
                                                                   -----------
                                                                     7,289,702
                                                                   -----------

               INDIANA - 2.1%
               East Chicago Indiana Industrial Economic Development
                 Revenue, Robinson Steel Inc. Project (LOC: LaSalle
                 Bank N.A.)
  1,730,000        1.257%, 8/06/2004 (a)<F1> (b)<F2>                 1,730,000
               Indianapolis Indiana Industrial Development
                 Revenue, Hoosier Gasket Corp. Project (LOC: Bank
                 One Indianapolis)
    195,000        1.950%, 8/06/2004 (a)<F1> (b)<F2>                   195,000
                                                                   -----------
                                                                     1,925,000
                                                                   -----------

               KENTUCKY - 2.1%
               Kentucky Economic Development Financial Authority
                 Revenue, Pooled Hospital Loan
  1,900,000        1.396%, 8/06/2004 (a)<F1> (b)<F2>                 1,900,000
                                                                   -----------

               LOUISIANA - 2.2%
               Ascension Parish Louisiana Solid Waste Disposal,
                 Allied Signal Inc. Project
  2,000,000        1.426%, 8/06/2004 (a)<F1> (b)<F2>                 2,000,000
                                                                   -----------

               MAINE - 2.4%
               Dover & Foxcroft Maine Revenue,
                 Pleasant River
  2,200,000        1.326%, 8/06/2004 (a)<F1> (b)<F2>                 2,200,000
                                                                   -----------

               MARYLAND - 0.4%
                 Wicomico County Maryland Economic Devlopment Revenue
                 Plymouth Tube Co. Project
    400,000        1.296%, 8/06/2004 (a)<F1> (b)<F2>                   400,000
                                                                   -----------

               MICHIGAN - 4.4%
               Michigan State Strategic Fund Limited Obligation Revenue
                 Rudolph Etta DeJong 1982 (LOC: Farm Credit Services
                 of America; Bank of the West)
  4,000,000        1.330%, 8/06/2004 (a)<F1> (b)<F2>                 4,000,000
                                                                   -----------

               MINNESOTA - 4.5%
               Elk River Minnesota Multifamily Housing Revenue, Elk
                 River Estates Project (LOC: Associated Bank)
    800,000        1.366%, 8/06/2004 (a)<F1> (b)<F2>                   800,000
               Plymouth Minnesota Industrial Development Revenue
                 Daily Printing Inc. Project (LOC: U.S. Bank N.A.)
    840,000        1.267%, 8/06/2004 (a)<F1> (b)<F2>                   840,000
               St. Cloud Minnesota Housing & Redevelopment
                 Authority Industrial Development Revenue, CMMB
                 LLP Project (LOC: Bremer Bank N.A.)
  1,000,000        1.616%, 8/06/2004 (a)<F1> (b)<F2>                 1,000,000
               St. Paul Minnesota Housing & Redevelopment Authority
               Multi-Family Housing Revenue, Bridge Creek Senior
               Place Series A, (LOC: LaSalle Bank N.A.)
  1,500,000    1.247%, 8/06/2004 (a)<F1> (b)<F2>                     1,500,000
                                                                   -----------
                                                                     4,140,000
                                                                   -----------

               MISSOURI - 0.9%
               Springfield Center Missouri City Development Corporation
                 Bond Anticipation Notes - Series A
    825,000        2.000%, 4/30/2005                                   825,000
                                                                   -----------

               NEW YORK - 5.1%
               Haverstraw Stony Point New York Central School
                 District Bond Anticipation Notes (CS: State Aid
                 Withholding)
  4,100,000        2.000%, 1/21/2005                                 4,113,294
               New York State Dorm Authority Revenue
                 Mental Health Services & Facilities Series C
    500,000        4.75%, 2/15/2005                                    508,778
                                                                   -----------
                                                                     4,622,072
                                                                   -----------

               NORTH CAROLINA - 1.1%
               Mecklenburg County Industrial Facilities and Pollution
                 Control Financing Authority Industrial Revenue,
                 Okaya Shinnichi America (LOC: Tokai Bank Ltd.)
  1,000,000        2.000%, 8/06/2004 (a)<F1> (b)<F2>                 1,000,000
                                                                   -----------

               OHIO - 1.6%
               Clyde Ohio Election System
                 Limited Tax
    455,000        2.000%, 11/15/2004                                  455,781
               Lorain County Ohio Hospital Revenue, Catholic
                 Healthcare Authority Project
  1,000,000        5.000%, 10/01/2004                                1,006,203
                                                                   -----------
                                                                     1,461,984
                                                                   -----------

               PENNSYLVANIA - 2.2%
               Philadelphia Pennsylvania Redevelopment Authority
                 Revenue Cap Fund - Series C (CS: FSA)
    400,000        1.500%, 12/01/2004                                  400,000
               Somerset County Pennsylvania Hospital Authority
                 Hospital Revenue, Somerset Community Hospital
                 Project (SPA: PNC Bank N.A.)
  1,615,000        1.300%, 3/01/2005 (a)<F1> (b)<F2>                 1,615,000
                                                                   -----------
                                                                     2,015,000
                                                                   -----------

               SOUTH CAROLINA - 0.6%
               South Carolina Jobs-Economic Development
                 Authority, Trimite Powders Inc. Project
                 (LOC: Wachovia Bank of SC)
    530,000        2.000%, 9/01/2004 (a)<F1> (b)<F2>                   530,000
                                                                   -----------

               TENNESSEE - 0.9%
               Jackson Tennessee Health Educational & Housing
                 Facility Board Multifamily Revenue, Creekside
                 Apartments Project (LOC: First Tennesse Bank)
    330,000        2.000%, 8/06/2004 (a)<F1> (b)<F2>                   330,000
               Rutherford County Tennessee Industrial Development Board
                 Industrial Building Revenue, Derby Industries Inc.
                 Project (LOC: Fifth Third Bank)
    470,000        1.296%, 8/06/2004 (a)<F1> (b)<F2>                   470,000
                                                                   -----------
                                                                       800,000
                                                                   -----------

               TEXAS - 3.9%
               Montgomery County Texas Industrial Development
                 Corporation Industrial Development Revenue, Medical Manufacturing Partners Project (LOC: Bank One
                 Texas N.A.)
  2,100,000        1.250%, 8/06/2004 (a)<F1> (b)<F2>                 2,100,000
               Port Corpus Christi Authority Texas Nueces County
                 Solid Waste Disposal, Flint Hills Project
  1,500,000        1.406%, 8/06/2004 (a)<F1> (b)<F2>                 1,500,000
                                                                   -----------
                                                                     3,600,000
                                                                   -----------

               VIRGINIA - 2.2%
               Orange County Virginia Industrial Development
                 Authority Revenue, Zamma Corp. Project (LOC:
                 Southtrust Bank N.A.)
  2,000,000        1.277%, 8/06/2004 (a)<F1> (b)<F2>                 2,000,000
                                                                   -----------

               WASHINGTON - 6.8%
               Washington State Economic Development Finance
                 Authority Economic Development Revenue, B&H
                 Dental Laboratory Project (LOC: Washington Mutual
                 Bank)
  2,105,000        1.476%, 8/06/2004 (a)<F1> (b)<F2>                 2,105,000
               Washington State Economic Development Finance
                 Authority Economic Development Revenue, Belina
                 Interiors Inc. - Series F (LOC: Keybank N.A.)
  1,110,000        1.257%, 8/06/2004 (a)<F1> (b)<F2>                 1,110,000
               Washington State Economic Development Finance
                 Authority Economic Development Revenue, Hillstrom
                 Ventures LLC Project (LOC: Washington Mutual Bank)
  2,000,000        1.476%, 8/06/2004 (a)<F1> (b)<F2>                 2,000,000
               Yakima County Washington Public Corp. Revenue
                 Longview Fibre Co. Project (LOC: Bank of America)
  1,000,000        1.220%, 8/06/2004 (a)<F1> (b)<F2>                 1,000,000
                                                                   -----------
                                                                     6,215,000
                                                                   -----------

               WISCONSIN - 3.6%
               Hillsboro Wisconsin Community Development
                 Authority Industrial Development Revenue, Whitehall Specialties Inc. Project (LOC: Bank One N.A.)
    615,000        1.296%, 8/06/2004 (a)<F1> (b)<F2>                   615,000
               Marshfield Wisconsin Industrial Development
                 Revenue, Beatrice Cheese Project (LOC: Wachovia
                Bank & Trust)
  2,500,000        1.426%, 8/06/2004 (a)<F1> (b)<F2>                 2,500,000
               Sturgeon Bay Wisconsin Industrial Development
                 Revenue, Midwest Wire Realty Project (LOC:
                Associated Bank)
    200,000        1.366%, 8/06/2004 (a)<F1> (b)<F2>                   200,000
                                                                   -----------
                                                                     3,315,000
                                                                   -----------

               MULTISTATE - 13.6%
               Class B Revenue Bond Certificates Series Trust 2004-1
                 (CS: AIG Retirement Services, Inc.)
  3,740,000        1.426%, 8/06/2004 (a)<F1> (b)<F2>                 3,740,000
               Pooled Multi-Family Puttable Floating Option
                 Tax-Exempt Receipts
  1,600,000        1.277%, 8/06/2004 (a)<F1> (b)<F2>                 1,600,000
               Revenue Bond Certificate Series Trust, Castlegate 1
                 (CS: AIG Retirement Services, Inc.)
  2,000,000        1.376%, 8/06/2004 (a)<F1> (b)<F2>                 2,000,000
               Revenue Bond Certificate Series Trust, Castlegate 2
                 (CS: AIG Retirement Services, Inc.)
  2,000,000        1.376%, 8/06/2004 (a)<F1> (b)<F2>                 2,000,000
               Revenue Bond Certificate Series Trust, Centennial
                 (CS: AIG)
  3,115,000        1.376%, 8/06/2004 (a)<F1> (b)<F2>                 3,115,000
                                                                   -----------
                                                                    12,455,000
                                                                   -----------

               TOTAL MUNICIPAL BONDS
                 (cost $94,201,927)                                 94,201,927
                                                                   -----------

               MONEY MARKET FUNDS - 0.0%
     27,455    Federated Government Obligations Fund - Class I          27,455
                                                                   -----------

               TOTAL MONEY MARKET FUNDS
                 (cost $27,455)                                         27,455
                                                                   -----------

               TOTAL INVESTMENTS - 103.1%
                 (cost $94,229,382)                                 94,229,382
                                                                   -----------

               LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%       (2,788,384)
                                                                   -----------

               NET ASSETS - 100.0%                                 $91,440,998
                                                                   -----------
                                                                   -----------

(a)<F1> Variable Rate Security - The rate reported is the rate in effect as of July 31, 2004.
        The date shown is the next reset date.
(b)<F2> Maturity date represents first available put date.
(c)<F3> Zero Coupon - Bonds that make no interest payments.

CS - Credit Support
LOC - Letter of Credit
SPA - Standby Purchase Agreement

ALPINE MUTUAL FUNDS - SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

TAX OPTIMIZED INCOME FUND

                                                                      MARKET
SHARES/PAR VALUE                                                      VALUE
----------------                                                      ------

               CORPORATE BONDS - 35.8%
               Boeing Capital Corporation
 $1,800,000      5.750%, 2/15/2007                                 $ 1,902,722
               CIT Group Inc.
  1,150,000      5.910%, 11/23/2005                                  1,193,713
    500,000      4.000%, 5/08/2008                                     498,766
               Daimler-Chrysler NA Holding Co.
  2,000,000      4.750%, 1/15/2008                                   2,033,950
               Ford Motor Credit Company
  2,400,000      6.875%, 2/01/2006                                   2,517,962
               General Motors Acceptance Corporation
  1,200,000      6.125%, 8/28/2007                                   1,257,750
               GMAC Commercial Holding Trust
  2,500,000      2.660%, 10/26/2004                                  2,484,114
               Household Finance Corporation
  2,000,000      4.625%, 1/15/2008                                   2,046,170
               International Lease Finance Corporation
  3,000,000      4.750%, 2/15/2008                                   3,101,679
               Time Warner Inc.
  1,000,000      6.150%, 5/01/2007                                   1,060,944
                                                                   -----------
               Total Corporate Bonds (Cost $17,569,492)             18,097,770
                                                                   -----------

               MUNICIPAL BONDS - 65.4%

               ALABAMA - 0.9%
               University of Alabama University Revenue,
                 Huntsville General Fees - Series A (CS:FSA)
    460,000        2.050%, 12/01/2004                                  461,260
                                                                   -----------

               ALASKA - 2.8%
               Alaska Industrial Development & Export
                 Authority, Revolving Fund - Series A
                 (CS: GO OF Auth.)
  1,400,000        4.500%, 4/01/2005                                 1,420,062
                                                                   -----------

               ARIZONA - 2.0%
               Maricopa County Arizona Pollution Control
                 Corporation Pollution Control Revenue, Arizona
                 Public Service Company - Series D
  1,000,000        1.875%, 3/01/2005 (a)<F4> (b)<F5>                   998,200
                                                                   -----------

               ARKANSAS - 4.0%
               Searcy Arkansas Industrial Development Revenue,
                 Yarnell Ice Cream Co. Project (SPA: AmSouth
                 Bank of Alabama)
  2,000,000        2.184%, 1/01/2010 (a)<F4>                         2,000,000
                                                                   -----------

               CALIFORNIA - 8.3%
               California Housing Financial Agency Revenue,
                 Multifamily Housing - Series A
  2,200,000        1.147%, 7/31/2004 (a)<F4> (b)<F5>                 2,200,000
               California Pollution Control Financing Authority
                 Solid Waste Disposal Revenue, Republic Services
                 Inc. Project
  1,000,000        2.000%, 12/01/2004 (a)<F4> (b)<F5>                  999,650
               California Statewide Communities Development
                 Authority Solid Waste Facilities Revenue, Waste
                 Management Inc. Project (CS: Waste
                 Management Inc.)
  1,000,000        2.900%, 4/01/2007 (a)<F4> (b)<F5>                   981,130
                                                                   -----------
                                                                     4,180,780
                                                                   -----------

               COLORADO - 6.7%
               Colorado Health Facilities Authority Revenue,
                 Evangelical Lutheran
  3,405,000        2.800%, 10/01/2004                                3,407,894
                                                                   -----------

               INDIANA - 5.9%
               Indiana State Development Finance Authority
                 Solid Waste Disposal Revenue, Waste
                 Management Inc. Project
  1,000,000        2.700%, 10/01/2004 (a)<F4> (b)<F5>                1,000,600
               Vigo County Indiana Industrial Development
                 Revenue, Republic Services Inc. Project
  2,000,000        1.805%, 8/6/2004 (a)<F4> (b)<F5>                  2,000,000
                                                                   -----------
                                                                     3,000,600
                                                                   -----------

               MASSACHUSETTS - 5.4%
               Massachusetts State Development Finance
                 Agency Environmental Improvement Revenue,
                 Mead Corp. Project - Series A
  1,500,000        2.250%, 8/06/2004 (a)<F4> (b)<F5>                 1,500,000
               Massachusetts State Industrial Financing Agency
                 Industrial Revenue, Asahi/America Inc.
                 (LOC: Citizens Bank of MA)
  1,250,000        3.125%, 3/01/2009 (a)<F4> (b)<F5>                 1,227,200
                                                                   -----------
                                                                     2,727,200
                                                                   -----------

               MICHIGAN - 6.0%
               Michigan State Strategic Fund, Dow Chemical Project
  1,000,000      3.100%, 12/01/2004 (a)<F4> (b)<F5>                  1,003,780
  1,000,000      3.800%, 6/01/2006 (a)<F4> (b)<F5>                   1,019,610
               Michigan State Strategic Fund Solid Waste
                 Disposal Revenue, Waste Management
  1,000,000        2.200%, 2/01/2005 (a)<F4> (b)<F5>                   998,540
                                                                   -----------
                                                                     3,021,930
                                                                   -----------

               MISSOURI - 1.6%
               St. Louis County Missouri Industrial Development
                 Authority Multifamily Housing Revenue, Pinetree
                 Apartments - Series A
    825,000        5.200%, 11/15/2004 (a)<F4> (b)<F5>                  827,772
                                                                   -----------

               NEW HAMPSHIRE - 2.0%
               New Hampshire State Business Finance Authority
                 Pollution Control Revenue
  1,000,000        2.050%, 2/01/2005 (b)<F5>                         1,001,850
                                                                   -----------

               NORTH CAROLINA - 4.9%
               Mecklenburg County North Carolina Industrial
                 Facilities & Pollution Control Financing Authority
                 Industrial Revenue, Okaya Shinnichi America
                 (LOC: Tokai Bank Ltd.)
  2,490,000        2.000%, 8/06/2004 (a)<F4> (b)<F5>                 2,490,000
                                                                   -----------

               OHIO - 3.1%
               Ohio State Air Quality Development Authority
                 Revenue, Toledo
  1,600,000        2.200%, 10/01/2004 (a)<F4>                        1,599,376
                                                                   -----------

               OKLAHOMA - 0.5%
               Oklahoma Development Finance Authority
                 Hospital Revenue, Duncan Regional Hospital
                 Project - Series A
    250,000        2.500%, 12/01/2004                                  250,453
                                                                   -----------

               TEXAS - 9.1%
               Brazos Harbor Industrial Development Corp
                 Environmental Facilities Revenue, Conoco
  1,000,000        1.800%, 7/01/2005 (a)<F1> (b)<F2>                 1,000,000
               Cypress-Fairbanks Texas Independent School
                 District, Schoolhouse-Series B
                 (SPA: Toronto-Dominion Bank)
  1,200,000        5.000%, 8/15/2007(a)<F1> (b)<F2>                  1,285,932
               Matagorda County Texas Navigation District
                 No. 1 Pollution Control Revenue, Central Power
                 & Light
  1,000,000        2.350%, 11/01/2004 (a)<F1> (b)<F2>                  999,770
               Port Arthur Navigation District Revenue,
                 Financial Oil & Chemical Co. Project
  1,300,000        1.177%, 7/31/2004 (a)<F1> (b)<F2>                 1,300,000
                                                                   -----------
                                                                     4,585,702
                                                                   -----------

               WASHINGTON - 1.2%
               Port Bellingham Industrial Development Corp
                 Environmental Revenue, BP West Cost Prods LLC
                 (CS: BP PLC)
    600,000        1.107%, 7/31/2004 (a)<F4> (b)<F5>                   600,000
                                                                   -----------

               MULTISTATE - 1.0%
               Pooled Multi-Family Puttable Floating Option
                 Tax-Exempt Receipts
    500,000        1.217%, 7/31/2004 (a)<F4> (b)<F5>                   500,000
                                                                   -----------

               TOTAL MUNICIPAL BONDS (cost $42,089,714)             33,073,079
                                                                   -----------

               Total Investments
                 (cost $59,659,206) - 101.2%                        51,170,849
                                                                   -----------

               Liabilities in Excess of Other Assets  - (1.2%)        (611,484)
                                                                   -----------

               NET ASSETS - 100.0%                                 $50,559,365
                                                                   -----------
                                                                   -----------

(a)<F4> Variable Rate Security - The rate reported is the rate in effect as of July 31, 2004. The date shown is the next reset date.
(b)<F5> Maturity date represents first available put date.
CS - Credit Support
LOC - Letter of Credit
SPA - Standby Purchase Agreement

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Alpine Income Trust
                   -------------------

     By (Signature and Title) /s/ Samuel A. Lieber
                              ---------------------------
                              Samuel A. Lieber, President

     Date     09/27/04
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F6> /s/ Samuel A. Lieber
                                   ---------------------------
                                   Samuel A. Lieber, President

     Date     09/27/04
           --------------

     By (Signature and Title)*<F6> /s/ Sheldon Flamm
                                   ------------------------
                                   Sheldon Flamm, Treasurer

     Date     09/27/04
           --------------

*<F6> Print the name and title of each signing officer under his or her signature.